UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Advice Select International Growth Fund Admiral™ Shares - VAIGX

Vanguard Advice Select Dividend Growth Fund Admiral™ Shares - VADGX

Vanguard Advice Select Global Value Fund Admiral™ Shares - VAGVX

Vanguard International Explorer™ Fund Investor Shares - VINEX

Vanguard High Dividend Yield Index Fund ETF Shares - VYM

Vanguard High Dividend Yield Index Fund Admiral™ Shares - VHYAX

Vanguard Advice Select International Growth Fund
Admiral™ Shares (VAIGX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Advice Select International Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$22	0.44%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$1,083
Number of Portfolio Holdings	28
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Asia	27.7%
Europe	46.2%
North America	22.7%
South America	1.6%
Other Assets and Liabilities—Net	1.8%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4437

Vanguard Advice Select Dividend Growth Fund
Admiral™ Shares (VADGX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Advice Select Dividend Growth Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.36%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$845
Number of Portfolio Holdings	26
Portfolio Turnover Rate	25%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Communication Services	2.6%
Consumer Discretionary	10.2%
Consumer Staples	8.5%
Financials	24.3%
Health Care	12.2%
Industrials	8.5%
Information Technology	27.4%
Materials	4.6%
Other Assets and Liabilities—Net	1.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4435

Vanguard Advice Select Global Value Fund
Admiral™ Shares (VAGVX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Advice Select Global Value Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$20	0.41%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$1,320
Number of Portfolio Holdings	114
Portfolio Turnover Rate	33%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Asia	16.7%
Europe	23.0%
North America	59.0%
Other Assets and Liabilities—Net	1.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4436

Vanguard International Explorer™ Fund
Investor Shares (VINEX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard International Explorer Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.46%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$1,303
Number of Portfolio Holdings	366
Portfolio Turnover Rate	47%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	0.1%
Asia	40.1%
Europe	46.3%
North America	1.9%
Oceania	5.4%
Other	0.1%
South America	1.9%
Other Assets and Liabilities—Net	4.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR126

Vanguard High Dividend Yield Index Fund
ETF Shares (VYM) NYSE Arca
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$70,423
Number of Portfolio Holdings	591
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Basic Materials	2.0%
Consumer Discretionary	10.4%
Consumer Staples	10.8%
Energy	8.4%
Financials	20.7%
Health Care	13.6%
Industrials	13.2%
Real Estate	0.0%
Technology	9.9%
Telecommunications	4.1%
Utilities	6.8%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR923

Vanguard High Dividend Yield Index Fund
Admiral™ Shares (VHYAX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$70,423
Number of Portfolio Holdings	591
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Basic Materials	2.0%
Consumer Discretionary	10.4%
Consumer Staples	10.8%
Energy	8.4%
Financials	20.7%
Health Care	13.6%
Industrials	13.2%
Real Estate	0.0%
Technology	9.9%
Telecommunications	4.1%
Utilities	6.8%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard Advice Select International Growth Fund

Contents
Financial Statements	1

Advice Select International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Brazil (1.6%)
*	NU Holdings Ltd. Class A	1,361,517	16,924
Canada (3.3%)
*	Shopify Inc. Class A	381,900	36,280
China (12.4%)
	Tencent Holdings Ltd.	671,900	41,155
*,1	Meituan Class B	2,336,550	38,687
*	PDD Holdings Inc. ADR	256,415	27,070
	BYD Co. Ltd. Class H	569,500	27,049
			133,961
Denmark (0.9%)
	Novo Nordisk A/S Class B	142,477	9,526
France (7.9%)
	Hermes International SCA	16,886	46,439
*	L'Oreal SA	52,119	23,030
	Kering SA	78,601	15,992
			85,461
Germany (4.1%)
*,1	Delivery Hero SE Class A	1,017,014	28,743
*	BioNTech SE ADR	146,239	15,231
			43,974
Italy (4.2%)
	Ferrari NV	100,456	45,987
Japan (0.8%)
	M3 Inc.	742,500	9,305
Netherlands (10.6%)
*,1	Adyen NV	44,966	72,764
	ASML Holding NV	62,244	41,669
			114,433
Singapore (4.7%)
*	Sea Ltd. ADR	380,738	51,038
South Korea (3.5%)
*	Coupang Inc.	1,607,472	37,567
Sweden (14.3%)
*	Spotify Technology SA	204,932	125,824
	Atlas Copco AB Class B	1,345,848	18,688
*	Kinnevik AB Class B	1,302,341	10,424
			154,936
Taiwan (6.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,424,000	68,683
United Kingdom (4.2%)
*	Wise plc Class A	2,262,806	29,680
*	Ocado Group plc	4,105,475	15,511
			45,191
United States (19.4%)
*	MercadoLibre Inc.	65,716	153,174
	NVIDIA Corp.	435,518	47,437
*	Moderna Inc.	319,008	9,104
			209,715
Total Common Stocks (Cost $824,649)			1,062,981
1

Advice Select International Growth Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[2] Vanguard Market Liquidity Fund, 4.350% (Cost $15,502)	155,048	15,503
Total Investments (99.6%) (Cost $840,151)		1,078,484
Other Assets and Liabilities—Net (0.4%)		4,260
Net Assets (100%)		1,082,744
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $140,194, representing 12.9% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Advice Select International Growth Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $824,649)	1,062,981
Affiliated Issuers (Cost $15,502)	15,503
Total Investments in Securities	1,078,484
Investment in Vanguard	28
Receivables for Investment Securities Sold	6,406
Receivables for Accrued Income	992
Receivables for Capital Shares Issued	767
Total Assets	1,086,677
Liabilities
Payables for Investment Securities Purchased	2,618
Payables for Capital Shares Redeemed	538
Payables to Investment Advisor	681
Payables to Vanguard	96
Total Liabilities	3,933
Net Assets	1,082,744
At April 30, 2025, net assets consisted of:

Paid-in Capital	832,177
Total Distributable Earnings (Loss)	250,567
Net Assets	1,082,744

Net Assets
Applicable to 52,144,885 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,082,744
Net Asset Value Per Share	$20.76
See accompanying Notes, which are an integral part of the Financial Statements.
3

Advice Select International Growth Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	1,496
Interest[2]	369
Total Income	1,865
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,132
Performance Adjustment	101
The Vanguard Group—Note C
Management and Administrative	915
Marketing and Distribution	39
Custodian Fees	38
Shareholders' Reports and Proxy Fees	24
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	2,256
Net Investment Loss	(391)
Realized Net Gain (Loss)
Investment Securities Sold[2]	14,414
Foreign Currencies	(106)
Realized Net Gain (Loss)	14,308
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	35,958
Foreign Currencies	12
Change in Unrealized Appreciation (Depreciation)	35,970
Net Increase (Decrease) in Net Assets Resulting from Operations	49,887
1	Dividends are net of foreign withholding taxes of $291.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $365, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income (Loss)	(391)	3,031
Realized Net Gain (Loss)	14,308	9,275
Change in Unrealized Appreciation (Depreciation)	35,970	259,902
Net Increase (Decrease) in Net Assets Resulting from Operations	49,887	272,208
Distributions
Total Distributions	(3,959)	(837)
Capital Share Transactions
Issued	146,829	346,672
Issued in Lieu of Cash Distributions	2,322	562
Redeemed	(98,873)	(125,600)
Net Increase (Decrease) from Capital Share Transactions	50,278	221,634
Total Increase (Decrease)	96,206	493,005
Net Assets
Beginning of Period	986,538	493,533
End of Period	1,082,744	986,538
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select International Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,		November 9, 2021[1] to October 31,
		2024	2023	2022
Net Asset Value, Beginning of Period	$19.88	$13.42	$12.65	$25.00
Investment Operations
Net Investment Income (Loss)[2]	(.008)	.068	.032	(.009)
Net Realized and Unrealized Gain (Loss) on Investments	.967	6.413	.738	(12.341)
Total from Investment Operations	.959	6.481	.770	(12.350)
Distributions
Dividends from Net Investment Income	(.061)	(.021)	—	—
Distributions from Realized Capital Gains	(.018)	—	—	—
Total Distributions	(.079)	(.021)	—	—
Net Asset Value, End of Period	$20.76	$19.88	$13.42	$12.65
Total Return[3]	4.85%	48.33%	6.09%	-49.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,083	$987	$494	$196
Ratio of Total Expenses to Average Net Assets	0.44%[4]	0.40%[4]	0.41%[4]	0.42%[5]
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08%)	0.38%	0.20%	(0.06%)[5]
Portfolio Turnover Rate	10%	25%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.02%, (0.02%), and (0.02%).
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select International Growth Fund
Notes to Financial Statements
Vanguard Advice Select International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Baillie Gifford Overseas Ltd. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI ACWI ex-USA Growth Index for the preceding three years. For the six months ended April 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net increase of $101,000 (0.02%) based on performance.
7

Advice Select International Growth Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $28,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	262,919	—	—	262,919
Common Stocks—Other	256,730	543,332	—	800,062
Temporary Cash Investments	15,503	—	—	15,503
Total	535,152	543,332	—	1,078,484
E.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	841,637
Gross Unrealized Appreciation	345,578
Gross Unrealized Depreciation	(108,731)
Net Unrealized Appreciation (Depreciation)	236,847
F.  During the six months ended April 30, 2025, the fund purchased $141,080,000 of investment securities and sold $97,845,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	7,273	19,816
Issued in Lieu of Cash Distributions	120	34
Redeemed	(4,867)	(7,004)
Net Increase (Decrease) in Shares Outstanding	2,526	12,846
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
8

Advice Select International Growth Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44372 062025
9

Financial Statements
For the six-months ended April 30, 2025
Vanguard Advice Select Dividend Growth Fund

Contents
Financial Statements	1

Advice Select Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.3%)
Communication Services (2.6%)
Alphabet Inc. Class A	136,936	21,745
Consumer Discretionary (10.2%)
TJX Cos. Inc.	356,714	45,902
McDonald's Corp.	126,221	40,347
		86,249
Consumer Staples (8.5%)
Coca-Cola Co.	520,435	37,758
Procter & Gamble Co.	207,905	33,799
		71,557
Financials (24.3%)
Mastercard Inc. Class A	72,750	39,871
Marsh & McLennan Cos. Inc.	168,777	38,054
S&P Global Inc.	70,223	35,115
Visa Inc. Class A	92,063	31,808
American Express Co.	114,533	30,513
Chubb Ltd.	105,014	30,042
		205,403
Health Care (12.2%)
Danaher Corp.	171,403	34,166
Stryker Corp.	83,406	31,187
UnitedHealth Group Inc.	48,248	19,851
Eli Lilly & Co.	19,781	17,782
		102,986
Industrials (8.5%)
Honeywell International Inc.	171,110	36,019
Northrop Grumman Corp.	50,805	24,716
Union Pacific Corp.	53,858	11,615
		72,350
Information Technology (27.4%)
Intuit Inc.	70,698	44,361
Broadcom Inc.	209,224	40,270
Texas Instruments Inc.	243,975	39,048
Microsoft Corp.	95,854	37,887
Accenture plc Class A	126,034	37,703
Apple Inc.	151,721	32,241
		231,510
Materials (4.6%)
Linde plc	86,027	38,990
Total Common Stocks (Cost $722,649)		830,790
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[1] Vanguard Market Liquidity Fund, 4.350% (Cost $18,152)	181,555	18,154
Total Investments (100.4%) (Cost $740,801)		848,944
Other Assets and Liabilities—Net (-0.4%)		(3,738)
Net Assets (100%)		845,206
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Advice Select Dividend Growth Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $722,649)	830,790
Affiliated Issuers (Cost $18,152)	18,154
Total Investments in Securities	848,944
Investment in Vanguard	23
Receivables for Accrued Income	1,075
Receivables for Capital Shares Issued	696
Total Assets	850,738
Liabilities
Payables for Investment Securities Purchased	4,691
Payables for Capital Shares Redeemed	448
Payables to Investment Advisor	326
Payables to Vanguard	67
Total Liabilities	5,532
Net Assets	845,206
At April 30, 2025, net assets consisted of:

Paid-in Capital	757,514
Total Distributable Earnings (Loss)	87,692
Net Assets	845,206

Net Assets
Applicable to 29,697,578 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	845,206
Net Asset Value Per Share	$28.46
See accompanying Notes, which are an integral part of the Financial Statements.
2

Advice Select Dividend Growth Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends	6,224
Interest[1]	441
Total Income	6,665
Expenses
Investment Advisory Fees—Note B
Basic Fee	974
Performance Adjustment	(299)
The Vanguard Group—Note C
Management and Administrative	765
Marketing and Distribution	32
Custodian Fees	4
Shareholders' Reports and Proxy Fees	22
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	1,505
Net Investment Income	5,160
Realized Net Gain (Loss) on Investment Securities Sold[1]	(21,309)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(6,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,436)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $441, $2, and $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Advice Select Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,160	9,770
Realized Net Gain (Loss)	(21,309)	5,399
Change in Unrealized Appreciation (Depreciation)	(6,287)	107,974
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,436)	123,143
Distributions
Total Distributions	(10,951)	(9,329)
Capital Share Transactions
Issued	137,228	318,221
Issued in Lieu of Cash Distributions	6,640	6,194
Redeemed	(87,503)	(140,572)
Net Increase (Decrease) from Capital Share Transactions	56,365	183,843
Total Increase (Decrease)	22,978	297,657
Net Assets
Beginning of Period	822,228	524,571
End of Period	845,206	822,228
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,		November 9, 2021[1] to October 31,
		2024	2023	2022
Net Asset Value, Beginning of Period	$29.63	$24.85	$24.00	$25.00
Investment Operations
Net Investment Income[2]	.181	.390	.369	.295
Net Realized and Unrealized Gain (Loss) on Investments	(.960)	4.772	.763	(1.187)
Total from Investment Operations	(.779)	5.162	1.132	(.892)
Distributions
Dividends from Net Investment Income	(.177)	(.371)	(.273)	(.108)
Distributions from Realized Capital Gains	(.214)	(.011)	(.009)	—
Total Distributions	(.391)	(.382)	(.282)	(.108)
Net Asset Value, End of Period	$28.46	$29.63	$24.85	$24.00
Total Return[3]	-2.66%	20.91%	4.73%	-3.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$845	$822	$525	$210
Ratio of Total Expenses to Average Net Assets	0.36%[4]	0.41%[4]	0.46%[4]	0.45%[5]
Ratio of Net Investment Income to Average Net Assets	1.24%	1.38%	1.47%	1.28%[5]
Portfolio Turnover Rate	25%	32%	15%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.02%), and 0.02%.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Dividend Growth Fund
Notes to Financial Statements
Vanguard Advice Select Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P U.S. Dividend Growers Index for the preceding three years. For the six months ended April 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net decrease of $299,000 (0.07%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $23,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
6

Advice Select Dividend Growth Fund
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
E.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	741,751
Gross Unrealized Appreciation	122,429
Gross Unrealized Depreciation	(15,236)
Net Unrealized Appreciation (Depreciation)	107,193
F.  During the six months ended April 30, 2025, the fund purchased $252,334,000 of investment securities and sold $204,577,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	4,690	11,394
Issued in Lieu of Cash Distributions	228	227
Redeemed	(2,972)	(4,976)
Net Increase (Decrease) in Shares Outstanding	1,946	6,645
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44352 062025
7

Financial Statements
For the six-months ended April 30, 2025
Vanguard Advice Select Global Value Fund

Contents
Financial Statements	1

Advice Select Global Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Canada (2.3%)
	National Bank of Canada	128,137	11,254
	Canadian Natural Resources Ltd.	340,417	9,767
	Barrick Gold Corp.	485,103	9,236
			30,257
China (3.0%)
	Tencent Holdings Ltd.	309,846	18,978
	ANTA Sports Products Ltd.	1,068,400	12,624
	Yum China Holdings Inc.	187,750	8,132
			39,734
France (5.7%)
	Sanofi SA	188,473	20,617
	Societe Generale SA	297,602	15,517
	Capgemini SE	87,520	13,973
	Engie SA	674,267	13,936
	Thales SA	25,528	7,151
	Airbus SE	26,189	4,444
			75,638
Germany (0.7%)
	Merck KGaA	70,783	9,854
Hong Kong (2.9%)
	AIA Group Ltd.	1,917,200	14,365
	Techtronic Industries Co. Ltd.	1,116,939	11,241
[1]	WH Group Ltd.	6,810,037	6,090
*	Sands China Ltd.	3,392,362	6,075
			37,771
Ireland (2.8%)
	Bank of Ireland Group plc	1,132,149	13,598
	CRH plc	122,158	11,587
*	ICON plc	76,044	11,516
			36,701
Italy (1.6%)
	FinecoBank Banca Fineco SpA	1,020,861	20,428
Japan (7.5%)
	Sony Group Corp.	885,200	23,354
	MISUMI Group Inc.	954,400	13,370
	FANUC Corp.	475,300	12,063
	Chiba Bank Ltd.	1,344,940	11,959
	MatsukiyoCocokara & Co.	650,600	11,943
	Tokyo Electron Ltd.	76,700	11,420
	Daiichi Sankyo Co. Ltd.	304,569	7,791
	Mitsubishi UFJ Financial Group Inc.	346,518	4,366
	SUMCO Corp.	471,100	3,249
			99,515
Mexico (1.0%)
	Wal-Mart de Mexico SAB de CV	4,184,600	13,262
Netherlands (1.9%)
	ASML Holding NV (Registered) ADR	18,892	12,621
	Aegon Ltd.	1,932,644	12,431
			25,052
Norway (0.6%)
	Equinor ASA ADR	331,858	7,397
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
1

Advice Select Global Value Fund
		Shares	Market Value• ($000)
Singapore (1.2%)
	United Overseas Bank Ltd.	616,500	16,374
South Korea (0.7%)
	Hyundai Motor Co.	71,051	9,521
Spain (2.0%)
	Iberdrola SA	1,454,260	26,214
Sweden (0.9%)
	Sandvik AB	567,293	11,711
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	106,802	17,803
United Kingdom (6.8%)
	Unilever plc	366,503	23,335
	Lloyds Banking Group plc	14,660,855	14,404
	AstraZeneca plc	96,907	13,884
	Intermediate Capital Group plc	458,755	11,539
	Haleon plc	1,949,569	9,810
	Rio Tinto plc	155,468	9,264
	Rentokil Initial plc	1,707,773	7,824
			90,060
United States (55.7%)
	American Tower Corp.	107,634	24,262
	Alphabet Inc. Class A	140,402	22,296
	Equinix Inc.	23,660	20,365
	Raymond James Financial Inc.	123,204	16,884
	Accenture plc Class A	54,761	16,382
	NXP Semiconductors NV	87,872	16,196
*	Airbnb Inc. Class A	132,520	16,157
	Freeport-McMoRan Inc.	446,171	16,076
	Wells Fargo & Co.	219,673	15,599
	Reliance Inc.	52,990	15,273
	Prologis Inc.	149,176	15,246
	UnitedHealth Group Inc.	36,446	14,995
	NIKE Inc. Class B	262,216	14,789
*	Uber Technologies Inc.	181,860	14,732
	Schlumberger NV	442,226	14,704
	Broadcom Inc.	75,730	14,576
	Dick's Sporting Goods Inc.	76,331	14,330
	Valero Energy Corp.	122,909	14,269
	Tyson Foods Inc. Class A	231,571	14,181
	Emerson Electric Co.	129,828	13,646
*	Flutter Entertainment plc	56,485	13,612
*	Adobe Inc.	36,230	13,586
*	CACI International Inc. Class A	29,005	13,281
	Agilent Technologies Inc.	120,467	12,962
	Cardinal Health Inc.	87,971	12,429
	Walt Disney Co.	135,939	12,364
	T-Mobile US Inc.	48,372	11,945
	Eversource Energy	200,574	11,930
	Keurig Dr Pepper Inc.	342,587	11,850
	TransUnion	142,201	11,797
	UDR Inc.	277,403	11,618
	Booz Allen Hamilton Holding Corp.	95,486	11,460
	Bristol-Myers Squibb Co.	225,953	11,343
	Everest Group Ltd.	31,430	11,278
	Willis Towers Watson plc	34,384	10,583
	Starbucks Corp.	131,600	10,535
	Morgan Stanley	84,875	9,796
	M&T Bank Corp.	57,396	9,744
*	Neurocrine Biosciences Inc.	89,112	9,596
	PPG Industries Inc.	86,632	9,431
*	Builders FirstSource Inc.	78,121	9,346
	Salesforce Inc.	33,983	9,132
	Constellation Brands Inc. Class A	48,556	9,106
	Ally Financial Inc.	274,521	8,966
2

Advice Select Global Value Fund
		Shares	Market Value• ($000)
	Sempra	116,050	8,619
	Gentex Corp.	384,898	8,383
*	Charles River Laboratories International Inc.	70,344	8,344
	Skyworks Solutions Inc.	128,161	8,238
	TPG Inc. Class A	164,526	7,642
	Dover Corp.	43,744	7,465
	CME Group Inc.	26,883	7,449
*	First Solar Inc.	58,649	7,379
	Rockwell Automation Inc.	29,665	7,347
	AT&T Inc.	265,106	7,343
	Quest Diagnostics Inc.	40,749	7,262
	Exxon Mobil Corp.	62,267	6,577
*	Live Nation Entertainment Inc.	49,645	6,576
	FMC Corp.	152,375	6,388
	MetLife Inc.	83,249	6,274
	Kenvue Inc.	255,492	6,030
	Micron Technology Inc.	76,458	5,883
	Coterra Energy Inc.	186,964	4,592
	Knight-Swift Transportation Holdings Inc. Class A	115,473	4,523
	Voya Financial Inc.	62,765	3,716
	Humana Inc.	12,628	3,312
	Halliburton Co.	153,961	3,052
			735,042
Total Common Stocks (Cost $1,264,558)			1,302,334
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[3]	Vanguard Market Liquidity Fund, 4.350% (Cost $21,798)	217,998	21,798
Total Investments (100.3%) (Cost $1,286,356)			1,324,132
Other Assets and Liabilities—Net (-0.3%)			(4,487)
Net Assets (100%)			1,319,645
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $6,090, representing 0.5% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Advice Select Global Value Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,264,558)	1,302,334
Affiliated Issuers (Cost $21,798)	21,798
Total Investments in Securities	1,324,132
Investment in Vanguard	36
Foreign Currency, at Value (Cost $1,173)	1,184
Receivables for Accrued Income	3,502
Receivables for Capital Shares Issued	897
Total Assets	1,329,751
Liabilities
Payables for Investment Securities Purchased	8,736
Payables for Capital Shares Redeemed	574
Payables to Investment Advisor	678
Payables to Vanguard	118
Total Liabilities	10,106
Net Assets	1,319,645
At April 30, 2025, net assets consisted of:

Paid-in Capital	1,233,482
Total Distributable Earnings (Loss)	86,163
Net Assets	1,319,645

Net Assets
Applicable to 50,444,020 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,319,645
Net Asset Value Per Share	$26.16
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select Global Value Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	14,790
Interest[2]	299
Securities Lending—Net	—
Total Income	15,089
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,271
Performance Adjustment	89
The Vanguard Group—Note C
Management and Administrative	1,174
Marketing and Distribution	50
Custodian Fees	37
Shareholders' Reports and Proxy Fees	22
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	2,650
Expenses Paid Indirectly	(3)
Net Expenses	2,647
Net Investment Income	12,442
Realized Net Gain (Loss)
Investment Securities Sold[2]	40,231
Foreign Currencies	35
Realized Net Gain (Loss)	40,266
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(56,306)
Foreign Currencies	141
Change in Unrealized Appreciation (Depreciation)	(56,165)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,457)
1	Dividends are net of foreign withholding taxes of $739.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $292, $2, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Global Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,442	23,693
Realized Net Gain (Loss)	40,266	70,479
Change in Unrealized Appreciation (Depreciation)	(56,165)	114,144
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,457)	208,316
Distributions
Total Distributions	(89,085)	(23,339)
Capital Share Transactions
Issued	221,859	502,961
Issued in Lieu of Cash Distributions	53,920	16,205
Redeemed	(143,373)	(219,997)
Net Increase (Decrease) from Capital Share Transactions	132,406	299,169
Total Increase (Decrease)	39,864	484,146
Net Assets
Beginning of Period	1,279,781	795,635
End of Period	1,319,645	1,279,781
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Global Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,		November 9, 2021[1] to October 31,
		2024	2023	2022
Net Asset Value, Beginning of Period	$28.21	$23.45	$21.47	$25.00
Investment Operations
Net Investment Income[2]	.258	.580	.446	.313
Net Realized and Unrealized Gain (Loss) on Investments	(.357)	4.828	1.684	(3.812)
Total from Investment Operations	(.099)	5.408	2.130	(3.499)
Distributions
Dividends from Net Investment Income	(.495)	(.362)	(.138)	(.031)
Distributions from Realized Capital Gains	(1.456)	(.286)	(.012)	—
Total Distributions	(1.951)	(.648)	(.150)	(.031)
Net Asset Value, End of Period	$26.16	$28.21	$23.45	$21.47
Total Return[3]	-0.29%	23.36%	9.94%	-14.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,320	$1,280	$796	$311
Ratio of Total Expenses to Average Net Assets	0.41%[4,5]	0.40%[4,5]	0.42%[5]	0.40%[6]
Ratio of Net Investment Income to Average Net Assets	1.88%	2.18%	1.84%	1.45%[6]
Portfolio Turnover Rate	33%	59%	50%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.41% and 0.40%.
5	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, and 0.02%.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select Global Value Fund
Notes to Financial Statements
Vanguard Advice Select Global Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the
8

Advice Select Global Value Fund
securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI ACWI Value Index for the preceding three years. For the  six months ended April 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.20% of the fund’s average net assets, before a net increase of $89,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2025, these arrangements reduced the fund’s expenses by $3,000  (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	778,561	—	—	778,561
Common Stocks—Other	57,469	466,304	—	523,773
Temporary Cash Investments	21,798	—	—	21,798
Total	857,828	466,304	—	1,324,132
F.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,289,659
Gross Unrealized Appreciation	149,040
Gross Unrealized Depreciation	(114,567)
Net Unrealized Appreciation (Depreciation)	34,473
G.  During the six months ended April 30, 2025, the fund purchased $473,546,000 of investment securities and sold $422,237,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $1,207,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
9

Advice Select Global Value Fund
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	8,264	19,061
Issued in Lieu of Cash Distributions	2,079	636
Redeemed	(5,270)	(8,256)
Net Increase (Decrease) in Shares Outstanding	5,073	11,441
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44362 062025
10

Financial Statements
For the six-months ended April 30, 2025
Vanguard International Explorer™ Fund

Contents
Financial Statements	1

International Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.6%)
Australia (5.0%)
*	MAC Copper Ltd.	1,002,510	9,553
	Stockland	2,574,396	9,047
	ASX Ltd.	122,553	5,549
*	Xero Ltd.	52,449	5,524
	Challenger Ltd.	969,375	4,392
	Evolution Mining Ltd.	661,506	3,318
	Charter Hall Group	293,576	3,174
*	Judo Capital Holdings Ltd.	2,726,968	3,109
	Iluka Resources Ltd.	1,031,758	2,734
*	James Hardie Industries plc	116,377	2,732
	Liberty Financial Group Ltd.	1,151,136	2,435
*	Genesis Minerals Ltd.	869,201	2,146
	JB Hi-Fi Ltd.	29,341	1,944
	Orora Ltd.	1,540,969	1,785
	Deterra Royalties Ltd.	715,170	1,668
*	SiteMinder Ltd.	474,594	1,252
	Worley Ltd.	150,185	1,197
	Reliance Worldwide Corp. Ltd.	422,600	1,136
	Nufarm Ltd.	426,008	1,052
	Brickworks Ltd.	40,961	660
	Ventia Services Group Pty Ltd.	242,306	656
			65,063
Austria (2.2%)
[1]	BAWAG Group AG	137,828	15,107
	ANDRITZ AG	77,374	5,560
*	DO & CO AG	32,765	5,234
	Wienerberger AG	42,545	1,494
	Addiko Bank AG	51,816	1,162
			28,557
Belgium (2.5%)
*	Warehouses De Pauw CVA	433,051	11,061
	KBC Ancora	88,713	5,812
[2]	Elia Group SA/NV Class B	46,402	5,031
[2]	Recticel SA	276,285	3,346
	D'ieteren Group	14,310	2,858
	Azelis Group NV	147,219	2,281
[3]	Aedifica SA	23,303	1,865
			32,254
Brazil (1.9%)
	Rumo SA	2,916,700	9,971
	TOTVS SA	1,272,400	8,435
	TIM SA	1,451,000	4,845
*,1	Hapvida Participacoes e Investimentos SA	2,317,667	947
			24,198
Canada (1.5%)
	Lundin Mining Corp.	519,099	4,248
*	Montage Gold Corp.	1,511,458	3,903
*	Faraday Copper Corp.	3,264,681	2,108
[2]	Peyto Exploration & Development Corp.	155,554	1,948
*	Advantage Energy Ltd.	237,162	1,684
*	NGEx Minerals Ltd.	190,909	1,674
*	NuVista Energy Ltd.	189,978	1,619
	Birchcliff Energy Ltd.	286,998	1,172
	MEG Energy Corp.	59,241	831
	Topaz Energy Corp.	40,245	672
			19,859
China (1.3%)
	ENN Energy Holdings Ltd.	468,100	3,695
1

International Explorer Fund
		Shares	Market Value• ($000)
*	Zai Lab Ltd. ADR	96,797	3,068
	Tongcheng Travel Holdings Ltd.	1,110,400	2,913
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,349,532	2,465
[1]	BOC Aviation Ltd.	240,757	1,804
*	Kanzhun Ltd. ADR	96,735	1,480
*	Minth Group Ltd.	574,079	1,371
*,2	Pony AI Inc. ADR	61,660	561
			17,357
Denmark (1.2%)
	Royal Unibrew A/S	56,936	4,527
	Ringkjoebing Landbobank A/S	16,108	3,080
*	ALK-Abello A/S Class B	112,818	2,630
*	Ascendis Pharma A/S ADR	13,035	2,222
*	Dfds A/S	127,992	1,780
*	NTG Nordic Transport Group A/S	35,637	1,354
*,3	OW Bunker A/S	1,000,000	—
			15,593
Finland (0.3%)
	Kemira OYJ	186,629	3,851
[2]	Nokian Renkaat OYJ	64,154	510
			4,361
France (2.6%)
	Nexans SA	59,272	6,511
*	JCDecaux SE	355,750	6,192
[1]	Ayvens SA	357,412	3,623
	Technip Energies NV	102,415	3,495
	Trigano SA	24,614	2,924
	Kaufman & Broad SA	60,269	2,366
*,2	Medincell SA	105,627	1,824
	Valeo SE	182,425	1,812
	Gaztransport Et Technigaz SA	9,928	1,618
	Interparfums SA	39,412	1,562
	Vicat SACA	19,397	1,086
	Wendel SE	10,414	1,024
	Imerys SA	17,481	584
			34,621
Germany (3.1%)
	CTS Eventim AG & Co. KGaA	89,492	10,604
[2]	Hensoldt AG	135,199	10,474
	United Internet AG (Registered)	208,671	4,732
[2]	Schott Pharma AG & Co. KGaA	162,200	4,574
	RENK Group AG	43,879	2,643
	KION Group AG	42,897	1,825
	Gerresheimer AG	20,142	1,367
*	Immatics NV	257,019	1,285
	Stabilus SE	46,321	1,285
*	Evotec SE	96,660	809
	Bertrandt AG	35,345	763
*	Hypoport SE	2,227	518
			40,879
Greece (0.4%)
	Hellenic Telecommunications Organization SA	227,963	4,326
	Alpha Services & Holdings SA	365,709	892
			5,218
Hong Kong (1.2%)
	Dah Sing Financial Holdings Ltd.	1,140,199	4,163
	Kerry Properties Ltd.	1,475,500	3,465
	SUNeVision Holdings Ltd.	3,524,274	2,947
	Techtronic Industries Co. Ltd.	198,500	1,998
	Dah Sing Banking Group Ltd.	1,424,000	1,534
[1]	Crystal International Group Ltd.	1,948,500	1,136
			15,243
India (1.2%)
	Apollo Hospitals Enterprise Ltd.	107,587	8,892
	Oberoi Realty Ltd.	322,475	6,260
	Ashok Leyland Ltd.	241,038	644
2

International Explorer Fund
		Shares	Market Value• ($000)
*	PB Fintech Ltd.	3,373	65
			15,861
Ireland (0.3%)
	Bank of Ireland Group plc	348,846	4,096
Israel (2.7%)
*	Fiverr International Ltd.	322,561	8,209
	Melisron Ltd.	83,654	7,117
	Sapiens International Corp. NV	238,531	6,534
	First International Bank of Israel Ltd.	66,512	3,653
*	Tower Semiconductor Ltd.	88,483	3,166
*,2	Camtek Ltd.	47,074	3,076
*	SimilarWeb Ltd.	289,702	2,184
*	Nova Ltd.	6,631	1,301
			35,240
Italy (3.7%)
	Italgas SpA	817,574	6,717
	Moncler SpA	95,476	5,893
*,1	BFF Bank SpA	452,587	4,288
	Reply SpA	23,615	4,216
[1]	Technogym SpA	297,454	4,019
	Banca Generali SpA	63,921	3,792
	DiaSorin SpA	31,055	3,549
	De' Longhi SpA	100,621	3,114
*	Technoprobe SpA	475,177	3,053
*	PRADA SpA	365,900	2,285
	Buzzi SpA	39,512	2,070
	Brunello Cucinelli SpA	16,750	1,891
*,2	Saipem SpA	564,357	1,304
	Banca Monte dei Paschi di Siena SpA	119,362	1,009
[2]	Eurogroup Laminations SpA	202,184	562
			47,762
Japan (30.4%)
	Mebuki Financial Group Inc.	2,385,800	11,657
	Kyushu Electric Power Co. Inc.	1,042,100	9,288
	Shimamura Co. Ltd.	132,833	8,839
*	Rakuten Bank Ltd.	201,038	8,455
	OBIC Business Consultants Co. Ltd.	172,246	8,280
	Nippon Gas Co. Ltd.	447,700	8,258
	Daifuku Co. Ltd.	308,700	8,167
	FP Corp.	356,800	7,694
	Sega Sammy Holdings Inc.	363,859	7,637
	Marui Group Co. Ltd.	381,520	7,594
	KOMEDA Holdings Co. Ltd.	363,600	7,350
	Kobe Bussan Co. Ltd.	237,700	7,264
	SBI Holdings Inc.	274,700	7,223
	Japan Elevator Service Holdings Co. Ltd.	330,100	7,137
	Seria Co. Ltd.	351,300	7,132
	Nippon Densetsu Kogyo Co. Ltd.	469,200	7,131
	Aica Kogyo Co. Ltd.	307,200	7,122
	GMO internet group Inc.	302,700	7,118
	Digital Garage Inc.	226,300	7,114
	Trusco Nakayama Corp.	475,400	7,093
	Miura Co. Ltd.	329,300	7,014
	Kureha Corp.	393,800	6,893
	Kissei Pharmaceutical Co. Ltd.	257,100	6,747
	Mani Inc.	771,900	6,216
	TechnoPro Holdings Inc.	277,793	6,195
	Sumitomo Forestry Co. Ltd.	211,800	6,099
	Sohgo Security Services Co. Ltd.	748,846	5,919
	Galilei Co. Ltd.	292,800	5,876
	Concordia Financial Group Ltd.	872,900	5,646
	Tokyu Fudosan Holdings Corp.	783,977	5,491
	Ai Holdings Corp.	362,700	5,367
	eGuarantee Inc.	425,300	5,276
	Tokyo Seimitsu Co. Ltd.	91,477	5,105
	Invincible Investment Corp.	12,282	5,076
	ABC-Mart Inc.	271,553	5,050
3

International Explorer Fund
		Shares	Market Value• ($000)
	MISUMI Group Inc.	359,836	5,041
	Harmonic Drive Systems Inc.	207,900	4,887
	Japan Material Co. Ltd.	563,600	4,725
	Hirose Electric Co. Ltd.	39,750	4,496
	Canon Marketing Japan Inc.	121,935	4,317
	Nishi-Nippon Financial Holdings Inc.	283,400	4,163
	ASKUL Corp.	386,541	4,114
	Resorttrust Inc.	360,200	3,707
	Japan Real Estate Investment Corp.	4,670	3,706
	M3 Inc.	290,762	3,644
	IHI Corp.	46,500	3,642
	Socionext Inc.	336,483	3,619
	Adastria Co. Ltd.	173,894	3,553
	Kawasaki Heavy Industries Ltd.	54,400	3,245
	BayCurrent Inc.	59,745	3,219
	Kokusai Electric Corp.	170,000	3,139
	Rorze Corp.	302,000	3,040
	Heiwa Real Estate Co. Ltd.	91,000	2,999
	PALTAC Corp.	104,444	2,896
	Persol Holdings Co. Ltd.	1,577,185	2,857
	Ibiden Co. Ltd.	102,900	2,853
	GMO Payment Gateway Inc.	42,886	2,686
	Ebara Corp.	172,600	2,593
	en Japan Inc.	219,400	2,519
	Nifco Inc.	101,001	2,504
	Hakuhodo DY Holdings Inc.	325,000	2,444
	Sanwa Holdings Corp.	68,600	2,252
	Japan Airport Terminal Co. Ltd.	76,900	2,212
	Sojitz Corp.	93,280	2,207
	Shimizu Corp.	196,300	2,097
*	Visional Inc.	34,531	2,089
*	Nxera Pharma Co. Ltd.	330,500	2,071
*	Sansan Inc.	134,488	1,837
	THK Co. Ltd.	65,900	1,623
	Nissan Chemical Corp.	52,800	1,544
	Fukuyama Transporting Co. Ltd.	60,100	1,491
	Amada Co. Ltd.	147,700	1,479
	Air Water Inc.	106,400	1,451
	Koito Manufacturing Co. Ltd.	117,150	1,419
	NOF Corp.	93,500	1,407
	Sumitomo Rubber Industries Ltd.	109,400	1,378
	Lixil Corp.	114,800	1,353
	COMSYS Holdings Corp.	60,200	1,334
	EXEO Group Inc.	112,900	1,318
	Sumitomo Heavy Industries Ltd.	61,100	1,272
	Kansai Paint Co. Ltd.	80,100	1,207
	Tosoh Corp.	82,100	1,157
	Kinden Corp.	44,400	1,149
	Sumitomo Chemical Co. Ltd.	459,500	1,111
	Inaba Denki Sangyo Co. Ltd.	41,900	1,104
	Kokuyo Co. Ltd.	53,102	1,088
	Mitsui Chemicals Inc.	48,300	1,061
	Resonac Holdings Corp.	57,500	1,046
	NGK Insulators Ltd.	84,300	1,040
	Kurita Water Industries Ltd.	30,200	1,000
	Japan Steel Works Ltd.	23,900	985
	DMG Mori Co. Ltd.	56,000	973
	Kyudenko Corp.	28,700	964
	Mitsubishi Gas Chemical Co. Inc.	62,200	948
	MIRAIT ONE Corp.	57,100	898
	Taiheiyo Cement Corp.	32,900	886
	TOTO Ltd.	33,100	873
	Nabtesco Corp.	57,900	869
	JGC Holdings Corp.	97,600	781
	Fujitec Co. Ltd.	19,000	744
	ADEKA Corp.	40,700	734
	Nippon Shokubai Co. Ltd.	61,300	718
	Daicel Corp.	82,100	699
	Lintec Corp.	34,400	658
	SHO-BOND Holdings Co. Ltd.	17,900	643
4

International Explorer Fund
		Shares	Market Value• ($000)
	Penta-Ocean Construction Co. Ltd.	111,800	641
	Nichias Corp.	18,900	636
	Shin-Etsu Polymer Co. Ltd.	62,100	636
	UBE Corp.	43,000	631
	NSK Ltd.	125,000	546
	INFRONEER Holdings Inc.	62,600	534
	Teijin Ltd.	57,400	481
	Denka Co. Ltd.	23,400	319
			395,725
Mexico (0.2%)
	Grupo Aeroportuario del Sureste SAB de CV Class B	65,345	2,070
*,1	Grupo Traxion SAB de CV Class A	782,424	655
			2,725
Netherlands (1.4%)
	Aalberts NV	195,015	6,476
*	Merus NV	78,557	3,575
	Allfunds Group plc	513,322	2,898
	BE Semiconductor Industries NV	24,952	2,702
	Arcadis NV	53,940	2,616
	Corbion NV	32,832	702
			18,969
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	214,297	4,318
*	Fletcher Building Ltd.	408,407	743
			5,061
Norway (1.2%)
[1]	Europris ASA	705,322	5,230
	Borregaard ASA	221,787	3,816
	Storebrand ASA	288,263	3,480
	Subsea 7 SA	117,189	1,774
*	DOF Group ASA	126,953	996
			15,296
Other (0.1%)
	iShares MSCI EAFE Small-Cap ETF	22,290	1,482
Philippines (0.1%)
	Wilcon Depot Inc.	6,400,400	782
Poland (0.7%)
*,1	Dino Polska SA	30,922	4,335
	Grupa Pracuj SA	162,101	2,588
	Alior Bank SA	61,772	1,674
			8,597
Singapore (0.4%)
	Keppel DC REIT	2,653,733	4,391
	ComfortDelGro Corp. Ltd.	942,900	1,106
			5,497
Slovenia (0.3%)
	Nova Ljubljanska Banka dd GDR	134,582	3,983
South Africa (0.1%)
	Harmony Gold Mining Co. Ltd.	121,662	1,912
South Korea (0.1%)
	Park Systems Corp.	6,175	880
Spain (1.8%)
	Fluidra SA	423,827	9,812
	Bankinter SA	431,117	5,022
	Almirall SA	292,012	3,240
	Melia Hotels International SA	322,225	2,339
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,085,638	1,577
[1]	Unicaja Banco SA	726,632	1,385
			23,375
Sweden (3.6%)
	Nordnet AB publ	269,689	7,139
	INVISIO AB	175,551	7,055
5

International Explorer Fund
		Shares	Market Value• ($000)
[1]	Thule Group AB	286,486	6,530
	Cibus Nordic Real Estate AB publ	347,979	6,023
*	Hemnet Group AB	160,842	5,521
	AddTech AB Class B	163,906	5,514
	Billerud Aktiebolag	318,528	3,361
*,2	Cint Group AB	2,750,045	2,075
*,1	BoneSupport Holding AB	63,425	2,075
	Bufab AB	37,974	1,570
			46,863
Switzerland (3.5%)
	Ypsomed Holding AG (Registered)	19,331	8,236
*	Siegfried Holding AG (Registered)	52,880	6,296
	PSP Swiss Property AG (Registered)	30,228	5,383
	SKAN Group AG	51,071	4,185
*	Bachem Holding AG	65,658	4,024
	Emmi AG (Registered)	4,025	3,959
	Tecan Group AG (Registered)	17,323	3,374
	Accelleron Industries AG	50,286	2,700
*,1	Montana Aerospace AG	124,656	2,489
	Kardex Holding AG (Registered)	9,030	2,275
	Comet Holding AG (Registered)	6,736	1,739
*,1	Sensirion Holding AG	19,873	1,540
			46,200
Taiwan (2.5%)
	Voltronic Power Technology Corp.	129,252	6,061
	Chroma ATE Inc.	655,312	5,990
	ASPEED Technology Inc.	59,883	5,633
	Gudeng Precision Industrial Co. Ltd.	262,025	3,027
	E Ink Holdings Inc.	400,000	2,794
	Sinbon Electronics Co. Ltd.	373,000	2,599
	Nien Made Enterprise Co. Ltd.	204,000	2,498
	Sporton International Inc.	417,000	2,187
	Merida Industry Co. Ltd.	350,000	1,452
			32,241
Thailand (0.2%)
	Bumrungrad Hospital PCL (Foreign)	517,900	2,552
	AEON Thana Sinsap Thailand PCL (Foreign)	249,600	788
			3,340
United Kingdom (17.3%)
	Rotork plc	3,281,305	13,361
*	Currys plc	6,470,528	9,590
	Hammerson plc	2,798,694	9,442
	IMI plc	376,609	8,938
	Telecom Plus plc	335,874	8,492
	Softcat plc	378,768	8,460
	British Land Co. plc	1,406,728	7,401
	Cranswick plc	105,735	7,318
*,1	Trainline plc	1,862,680	7,296
	Beazley plc	591,356	7,007
	Games Workshop Group plc	33,551	6,910
	Smiths Group plc	269,154	6,707
	Bellway plc	186,396	6,692
	Halma plc	177,484	6,551
	4imprint Group plc	136,444	6,250
*	Verona Pharma plc ADR	84,592	6,096
	Diploma plc	112,266	5,957
*,1	Deliveroo plc	2,406,286	5,464
	Weir Group plc	173,328	5,225
	Rightmove plc	520,109	5,137
	Hill & Smith plc	212,878	5,118
	Spectris plc	186,264	4,986
	Marks & Spencer Group plc	895,206	4,652
*	Wise plc Class A	333,237	4,371
	Tate & Lyle plc	573,767	4,276
	JET2 plc	182,456	3,861
	Land Securities Group plc	468,877	3,715
	Fevertree Drinks plc	344,761	3,671
	WH Smith plc	288,819	3,495
6

International Explorer Fund
		Shares	Market Value• ($000)
	Volution Group plc	459,317	3,478
	Baltic Classifieds Group plc	764,441	3,467
	Hiscox Ltd.	222,864	3,280
	Inchcape plc	346,894	3,108
	Clarkson plc	68,699	3,020
[2]	Pennon Group plc	445,238	2,981
	Genus plc	112,335	2,760
*,1	Watches of Switzerland Group plc	550,991	2,621
	Elementis plc	1,505,617	2,531
*	Bank of Cyprus Holdings plc	371,366	2,405
*	Immunocore Holdings plc ADR	69,069	2,079
	easyJet plc	253,273	1,679
*	Autolus Therapeutics plc ADR	1,138,297	1,605
	Intermediate Capital Group plc	48,931	1,231
[1]	Auto Trader Group plc	77,942	876
	Howden Joinery Group plc	53,265	548
*,3	Bank of Cyprus Holdings plc (XLON)	96,850	484
*	Synthomer plc	360,097	396
			224,988
United States (0.2%)
*	IMAX Corp.	85,323	2,076
Total Common Stocks (Cost $1,102,031)			1,246,154
Preferred Stocks (0.2%)
	Jungheinrich AG Preference Shares (Cost $2,754)	72,329	2,629
Temporary Cash Investments (4.1%)
Money Market Fund (3.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.350%	490,849	49,080
		Face Amount ($000)
Repurchase Agreements (0.3%)
	Goldman Sachs & Co. 4.380%, 5/1/2025 (Dated 4/30/25, Repurchase Value $4,000, collateralized by U.S. Government Agency Obligations 1.500%–6.000%, 12/1/27–2/1/51, with a value of $4,080)	4,000	4,000
Total Temporary Cash Investments (Cost $53,066)			53,080
Total Investments (99.9%) (Cost $1,157,851)			1,301,863
Other Assets and Liabilities—Net (0.1%)			1,500
Net Assets (100%)			1,303,363
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $71,420, representing 5.5% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,016.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $14,683 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
7

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2025	158	19,708	(79)
MSCI Emerging Markets Index	June 2025	114	6,327	(201)
				(280)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/18/25	INR	289,720	USD	3,297	120	—
Deutsche Bank AG	6/18/25	INR	11,180	USD	128	4	—
Bank of America, N.A.	6/18/25	INR	2,206	USD	25	1	—
BNP Paribas	6/18/25	JPY	279,371	USD	1,918	47	—
BNP Paribas	6/18/25	SEK	69,520	USD	6,906	308	—
BNP Paribas	6/18/25	USD	251	EUR	230	—	(11)
State Street Bank & Trust Co.	6/18/25	USD	3,358	INR	292,745	—	(95)
Citibank, N.A.	6/18/25	USD	1,909	JPY	279,371	—	(56)
State Street Bank & Trust Co.	6/18/25	USD	6,940	SEK	69,519	—	(273)
Morgan Stanley Capital Services LLC	6/18/25	USD	1,311	SEK	13,189	—	(58)
						480	(493)
EUR—euro.
INR—Indian rupee.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,108,785)	1,252,783
Affiliated Issuers (Cost $49,066)	49,080
Total Investments in Securities	1,301,863
Investment in Vanguard	34
Cash	463
Foreign Currency, at Value (Cost $1,029)	1,064
Cash Collateral Pledged—Futures Contracts	1,220
Receivables for Investment Securities Sold	11,378
Receivables for Accrued Income	10,170
Receivables for Capital Shares Issued	246
Unrealized Appreciation—Forward Currency Contracts	480
Total Assets	1,326,918
Liabilities
Payables for Investment Securities Purchased	6,129
Collateral for Securities on Loan	14,683
Payables for Capital Shares Redeemed	656
Payables to Investment Advisor	942
Payables to Vanguard	211
Variation Margin Payable—Futures Contracts	25
Unrealized Depreciation—Forward Currency Contracts	493
Deferred Foreign Capital Gains Taxes	416
Total Liabilities	23,555
Net Assets	1,303,363
1 Includes $14,016 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	1,236,329
Total Distributable Earnings (Loss)	67,034
Net Assets	1,303,363

Net Assets
Applicable to 73,757,053 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,303,363
Net Asset Value Per Share	$17.67
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Explorer Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	16,305
Interest[2]	830
Securities Lending—Net	244
Total Income	17,379
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,826
Performance Adjustment	(35)
The Vanguard Group—Note C
Management and Administrative	1,003
Marketing and Distribution	33
Custodian Fees	84
Shareholders' Reports and Proxy Fees	10
Trustees’ Fees and Expenses	—
Other Expenses	34
Total Expenses	2,955
Net Investment Income	14,424
Realized Net Gain (Loss)
Investment Securities Sold[2]	48,783
Futures Contracts	(859)
Forward Currency Contracts	(129)
Foreign Currencies	227
Realized Net Gain (Loss)	48,022
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(7,004)
Futures Contracts	745
Forward Currency Contracts	(42)
Foreign Currencies	616
Change in Unrealized Appreciation (Depreciation)	(5,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,761
1	Dividends include foreign tax reclaims of $988 and are net of foreign withholding taxes of $2,537.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $716, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($296).
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,424	27,048
Realized Net Gain (Loss)	48,022	41,718
Change in Unrealized Appreciation (Depreciation)	(5,685)	218,865
Net Increase (Decrease) in Net Assets Resulting from Operations	56,761	287,631
Distributions
Total Distributions	(51,395)	(35,779)
Capital Share Transactions
Issued	49,198	81,565
Issued in Lieu of Cash Distributions	42,366	29,830
Redeemed	(149,984)	(285,304)
Net Increase (Decrease) from Capital Share Transactions	(58,420)	(173,909)
Total Increase (Decrease)	(53,054)	77,943
Net Assets
Beginning of Period	1,356,417	1,278,474
End of Period	1,303,363	1,356,417
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Explorer Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.59	$14.64	$13.87	$22.70	$16.90	$17.22
Investment Operations
Net Investment Income[1]	.191	.330	.322	.337	.280	.211
Net Realized and Unrealized Gain (Loss) on Investments	.572	3.041	.712	(8.145)	5.736	(.081)
Total from Investment Operations	.763	3.371	1.034	(7.808)	6.016	.130
Distributions
Dividends from Net Investment Income	(.683)	(.421)	(.264)	(.487)	(.216)	(.450)
Distributions from Realized Capital Gains	—	—	—	(.535)	—	—
Total Distributions	(.683)	(.421)	(.264)	(1.022)	(.216)	(.450)
Net Asset Value, End of Period	$17.67	$17.59	$14.64	$13.87	$22.70	$16.90
Total Return[2]	4.65%	23.22%	7.41%	-35.83%	35.79%	0.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,303	$1,356	$1,278	$1,447	$2,815	$2,329
Ratio of Total Expenses to Average Net Assets[3]	0.46%	0.44%	0.52%	0.41%[4]	0.40%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.20%	1.93%	2.00%	1.94%	1.30%	1.29%
Portfolio Turnover Rate	47%	48%	46%	60%	51%	71%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), 0.01%, (0.06%), (0.05%), and (0.04%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.41%.
See accompanying Notes, which are an integral part of the Financial Statements.
12

International Explorer Fund
Notes to Financial Statements
Vanguard International Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the
13

International Explorer Fund
value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Wellington Management Company llp and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the S&P EPAC SmallCap for periods prior to October 9, 2022, and to the current MSCI EAFE Small Cap Index, beginning October 9, 2022, for the preceding three years. The benchmark change will be fully phased in by October 2025. Until February 2025, a portion of the fund was managed by Baillie Gifford Overseas Ltd. The basic fee paid to Baillie Gifford Overseas Ltd. was subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US Small-Cap Index for the preceding three years.
14

International Explorer Fund
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.29% of the fund’s average net assets, before a net decrease of $35,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	96,781	1,147,024	2,349	1,246,154
Preferred Stocks	—	2,629	—	2,629
Temporary Cash Investments	49,080	4,000	—	53,080
Total	145,861	1,153,653	2,349	1,301,863

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	480	—	480
Liabilities
Futures Contracts[1]	(280)	—	—	(280)
Forward Currency Contracts	—	(493)	—	(493)
Total	(280)	(493)	—	(773)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	480	480
Total Assets	—	480	480

Unrealized Depreciation—Futures Contracts[1]	(280)	—	(280)
Unrealized Depreciation—Forward Currency Contracts	—	(493)	(493)
Total Liabilities	(280)	(493)	(773)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
15

International Explorer Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(859)	—	(859)
Forward Currency Contracts	—	(129)	(129)
Realized Net Gain (Loss) on Derivatives	(859)	(129)	(988)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	745	—	745
Forward Currency Contracts	—	(42)	(42)
Change in Unrealized Appreciation (Depreciation) on Derivatives	745	(42)	703
F.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,182,055
Gross Unrealized Appreciation	230,522
Gross Unrealized Depreciation	(111,007)
Net Unrealized Appreciation (Depreciation)	119,515
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $110,656,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2025, the fund purchased $583,220,000 of investment securities and sold $681,565,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $1,829,000 and sales were $5,036,000, resulting in net realized gain of $416,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	Shares (000)	Shares (000)
Issued	2,901	4,751
Issued in Lieu of Cash Distributions	2,588	1,811
Redeemed	(8,852)	(16,758)
Net Increase (Decrease) in Shares Outstanding	(3,363)	(10,196)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief
16

International Explorer Fund
executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1262 062025
17

Financial Statements
For the six-months ended April 30, 2025
Vanguard High Dividend Yield Index Fund

Contents
Financial Statements	1

High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.0%)
Air Products and Chemicals Inc.	843,441	228,648
Newmont Corp.	4,328,880	228,045
Fastenal Co.	2,175,248	176,130
Nucor Corp.	891,535	106,423
International Paper Co.	1,986,848	90,759
International Flavors & Fragrances Inc.	971,259	76,205
Reliance Inc.	204,679	58,995
LyondellBasell Industries NV Class A	990,732	57,671
Avery Dennison Corp.	304,384	52,083
CF Industries Holdings Inc.	658,561	51,611
Mosaic Co.	1,200,716	36,502
Eastman Chemical Co.	438,005	33,726
Southern Copper Corp.	334,863	29,977
Albemarle Corp.	445,947	26,110
FMC Corp.	473,782	19,861
Timken Co.	245,024	15,743
NewMarket Corp.	25,519	15,702
Cabot Corp.	199,369	15,659
Sensient Technologies Corp.	158,530	14,894
Westlake Corp.	128,036	11,834
Avient Corp.	339,970	11,324
Ashland Inc.	178,598	9,714
Olin Corp.	438,938	9,490
Innospec Inc.	93,687	8,383
Huntsman Corp.	625,769	8,329
Scotts Miracle-Gro Co.	163,664	8,245
Sylvamo Corp.	130,598	7,786
Chemours Co.	567,281	7,023
Stepan Co.	80,250	4,058
Kaiser Aluminum Corp.	61,898	3,990
Worthington Steel Inc.	126,605	3,249
Tronox Holdings plc	451,080	2,440
		1,430,609
Consumer Discretionary (10.4%)
Walmart Inc.	16,498,378	1,604,467
Home Depot Inc.	3,770,072	1,359,073
McDonald's Corp.	2,738,740	875,438
Lowe's Cos. Inc.	2,146,989	479,981
Starbucks Corp.	4,306,471	344,733
NIKE Inc. Class B	4,491,247	253,306
Target Corp.	1,757,371	169,938
Yum! Brands Inc.	1,070,133	160,991
Ford Motor Co.	14,902,242	149,171
eBay Inc.	1,817,825	123,903
Garmin Ltd.	588,299	109,935
Tractor Supply Co.	2,028,017	102,658
Lennar Corp. Class A	872,182	94,728
Darden Restaurants Inc.	444,878	89,260
Dollar General Corp.	834,793	78,212
Williams-Sonoma Inc.	462,992	71,518
Southwest Airlines Co.	2,270,356	63,479
Tapestry Inc.	883,228	62,400
Genuine Parts Co.	528,766	62,156
Omnicom Group Inc.	737,963	56,203
Best Buy Co. Inc.	809,243	53,968
Estee Lauder Cos. Inc. Class A	875,097	52,471
Las Vegas Sands Corp.	1,323,138	48,520
Fox Corp. Class A	842,862	41,966
Dick's Sporting Goods Inc.	212,847	39,960

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	LKQ Corp.	986,330	37,688
	Interpublic Group of Cos. Inc.	1,421,618	35,711
	Ralph Lauren Corp.	149,916	33,724
	Hasbro Inc.	528,677	32,725
	H&R Block Inc.	517,354	31,233
[1]	Paramount Global Class B	2,254,173	26,464
	Bath & Body Works Inc.	823,339	25,120
	Wyndham Hotels & Resorts Inc.	286,782	24,463
	Autoliv Inc.	261,404	24,371
	BorgWarner Inc.	828,268	23,506
	Fox Corp. Class B	501,908	23,208
	Vail Resorts Inc.	142,483	19,834
	Gentex Corp.	865,700	18,855
	Meritage Homes Corp.	271,529	18,502
	Lear Corp.	205,809	17,648
	Sirius XM Holdings Inc.	818,956	17,542
	Gap Inc.	772,766	16,924
	Nexstar Media Group Inc. Class A	112,457	16,830
	VF Corp.	1,323,511	15,723
	Whirlpool Corp.	201,375	15,361
	Thor Industries Inc.	193,944	14,045
	Kontoor Brands Inc.	207,410	12,476
	Macy's Inc.	1,044,740	11,931
	Penske Automotive Group Inc.	70,795	11,021
	Travel + Leisure Co.	248,664	10,924
	TEGNA Inc.	612,907	9,948
	Harley-Davidson Inc.	438,032	9,821
	Signet Jewelers Ltd.	157,565	9,344
	Nordstrom Inc.	383,607	9,260
[1]	Cheesecake Factory Inc.	181,293	9,132
	Wendy's Co.	660,537	8,257
	Red Rock Resorts Inc. Class A	185,346	7,914
	HNI Corp.	178,238	7,540
	Newell Brands Inc.	1,574,566	7,526
	Interparfums Inc.	68,499	7,480
	Advance Auto Parts Inc.	226,378	7,407
	Marriott Vacations Worldwide Corp.	132,154	7,243
	LCI Industries	93,659	7,219
	American Eagle Outfitters Inc.	677,053	7,129
	International Game Technology plc	433,863	7,115
	Strategic Education Inc.	83,363	6,801
	Dana Inc.	490,329	6,737
	Polaris Inc.	197,862	6,719
	John Wiley & Sons Inc. Class A	150,094	6,550
	Phinia Inc.	156,987	6,303
	La-Z-Boy Inc.	156,642	6,187
	Worthington Enterprises Inc.	118,222	5,986
	Steven Madden Ltd.	269,134	5,652
	Leggett & Platt Inc.	503,521	4,844
	Lennar Corp. Class B	43,569	4,504
	Carter's Inc.	135,404	4,475
	Papa John's International Inc.	125,639	4,338
	MillerKnoll Inc.	255,730	4,194
	Buckle Inc.	118,811	4,130
	Upbound Group Inc.	206,185	4,103
	PROG Holdings Inc.	153,242	4,040
	Dillard's Inc. Class A	11,454	3,971
[1]	Cracker Barrel Old Country Store Inc.	83,088	3,548
	Steelcase Inc. Class A	347,602	3,448
	Winnebago Industries Inc.	107,210	3,411
[1]	Kohl's Corp.	423,890	2,840
	Oxford Industries Inc.	55,742	2,709
	Bloomin' Brands Inc.	297,856	2,389
	Krispy Kreme Inc.	321,740	1,319
			7,315,797
Consumer Staples (10.8%)
	Procter & Gamble Co.	8,970,187	1,458,283
	Coca-Cola Co.	14,757,462	1,070,654
	Philip Morris International Inc.	5,909,051	1,012,575

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	PepsiCo Inc.	5,225,548	708,480
	Altria Group Inc.	6,445,084	381,227
	Mondelez International Inc. Class A	5,089,448	346,744
	CVS Health Corp.	4,793,489	319,774
	Colgate-Palmolive Co.	3,088,315	284,712
	Kroger Co.	2,520,150	181,980
	Kenvue Inc.	7,277,172	171,741
	Kimberly-Clark Corp.	1,259,414	165,966
	Keurig Dr Pepper Inc.	4,534,247	156,840
	Sysco Corp.	1,867,596	133,346
	General Mills Inc.	2,096,408	118,950
	Constellation Brands Inc. Class A	597,610	112,076
	Kraft Heinz Co.	3,369,237	98,045
	Hershey Co.	553,229	92,494
	Archer-Daniels-Midland Co.	1,811,376	86,493
	Kellanova	996,939	82,517
	McCormick & Co. Inc. (Non-Voting)	955,998	73,287
	Tyson Foods Inc. Class A	1,068,369	65,427
	Clorox Co.	368,122	52,384
	J M Smucker Co.	391,870	45,563
	Conagra Brands Inc.	1,812,271	44,781
	Bunge Global SA	504,028	39,677
	Molson Coors Beverage Co. Class B	648,060	37,283
	Albertsons Cos. Inc. Class A	1,587,598	34,895
	Ingredion Inc.	248,604	33,020
	Hormel Foods Corp.	1,101,784	32,943
	Lamb Weston Holdings Inc.	539,810	28,507
	Campbell's Co.	729,404	26,594
	Brown-Forman Corp. Class B	655,284	22,830
[1]	Cal-Maine Foods Inc.	165,802	15,481
	Flowers Foods Inc.	714,554	12,569
	Lancaster Colony Corp.	74,006	12,047
	Nomad Foods Ltd.	509,225	10,179
	J & J Snack Foods Corp.	57,246	7,418
	Energizer Holdings Inc.	270,019	7,301
	Spectrum Brands Holdings Inc.	100,061	6,314
	Edgewell Personal Care Co.	180,359	5,510
	Weis Markets Inc.	62,094	5,339
	Universal Corp.	90,280	5,261
	Reynolds Consumer Products Inc.	205,822	4,734
	WK Kellogg Co.	246,364	4,417
	Fresh Del Monte Produce Inc.	126,890	4,316
			7,620,974
Energy (8.4%)
	Exxon Mobil Corp.	16,714,515	1,765,554
	Chevron Corp.	6,221,990	846,564
	ConocoPhillips	4,918,858	438,369
	Williams Cos. Inc.	4,625,123	270,894
	EOG Resources Inc.	2,129,180	234,912
	Kinder Morgan Inc.	7,367,127	193,755
	ONEOK Inc.	2,356,361	193,599
	Schlumberger NV	5,362,421	178,301
	Marathon Petroleum Corp.	1,220,836	167,755
	Phillips 66	1,567,863	163,152
	Targa Resources Corp.	822,380	140,545
	Valero Energy Corp.	1,198,690	139,156
	Baker Hughes Co.	3,793,184	134,279
	EQT Corp.	2,239,016	110,697
	Occidental Petroleum Corp.	2,585,846	101,908
	Diamondback Energy Inc.	716,085	94,530
	Expand Energy Corp.	876,444	91,063
	Devon Energy Corp.	2,365,421	71,932
	Coterra Energy Inc.	2,770,356	68,040
	Halliburton Co.	3,352,018	66,437
	DT Midstream Inc.	383,306	37,257
	Ovintiv Inc.	985,056	33,078
	Range Resources Corp.	899,773	30,529
	Permian Resources Corp.	2,485,009	29,323
	APA Corp.	1,375,638	21,377

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Antero Midstream Corp.	1,288,428	21,324
Chord Energy Corp.	230,831	20,828
Viper Energy Inc. Class A	484,924	19,557
HF Sinclair Corp.	588,584	17,699
Matador Resources Co.	444,906	17,592
NOV Inc.	1,474,968	17,124
Golar LNG Ltd.	372,254	15,823
Archrock Inc.	626,559	14,743
Core Natural Resources Inc.	197,839	14,286
Magnolia Oil & Gas Corp. Class A	650,117	13,347
Weatherford International plc	273,766	11,334
Noble Corp. plc	504,690	10,972
Murphy Oil Corp.	525,584	10,790
Civitas Resources Inc.	368,373	10,038
SM Energy Co.	429,877	9,797
California Resources Corp.	262,688	9,065
Northern Oil & Gas Inc.	367,925	8,941
Patterson-UTI Energy Inc.	1,461,689	8,244
Helmerich & Payne Inc.	371,298	7,014
Liberty Energy Inc. Class A	594,921	6,842
PBF Energy Inc. Class A	376,792	6,473
Peabody Energy Corp.	460,632	5,684
World Kinect Corp.	214,083	5,371
Delek US Holdings Inc.	235,283	3,063
		5,908,957
Financials (20.7%)
JPMorgan Chase & Co.	10,679,569	2,612,436
Bank of America Corp.	25,312,023	1,009,443
Wells Fargo & Co.	12,511,018	888,407
Goldman Sachs Group Inc.	1,146,535	627,785
Progressive Corp.	2,222,195	626,081
Blackrock Inc.	561,156	513,042
Morgan Stanley	4,358,871	503,101
Citigroup Inc.	7,192,997	491,857
Chubb Ltd.	1,537,977	439,984
CME Group Inc.	1,366,358	378,590
Blackstone Inc.	2,742,360	361,196
Apollo Global Management Inc.	1,982,638	270,590
PNC Financial Services Group Inc.	1,509,568	242,572
US Bancorp	5,926,481	239,074
Aflac Inc.	2,098,456	228,060
Travelers Cos. Inc.	859,219	226,946
Bank of New York Mellon Corp.	2,731,691	219,655
Allstate Corp.	998,106	198,014
Truist Financial Corp.	5,069,109	194,350
American International Group Inc.	2,368,594	193,088
Discover Financial Services	950,007	173,538
Ameriprise Financial Inc.	365,671	172,238
MetLife Inc.	2,199,891	165,806
Prudential Financial Inc.	1,365,605	140,261
Hartford Insurance Group Inc.	1,100,162	134,957
M&T Bank Corp.	631,758	107,247
Ares Management Corp. Class A	703,002	107,229
State Street Corp.	1,111,514	97,924
Fifth Third Bancorp	2,569,556	92,350
Cincinnati Financial Corp.	581,836	80,997
W R Berkley Corp.	1,117,036	80,080
Huntington Bancshares Inc.	5,484,918	79,696
T. Rowe Price Group Inc.	833,733	73,827
Regions Financial Corp.	3,455,293	70,523
Northern Trust Corp.	736,289	69,196
Principal Financial Group Inc.	862,061	63,922
Fidelity National Financial Inc.	985,356	63,112
Citizens Financial Group Inc.	1,669,373	61,583
Equitable Holdings Inc.	1,186,848	58,690
Everest Group Ltd.	161,326	57,889
Unum Group	690,049	53,589
Credicorp Ltd.	258,787	52,324
KeyCorp	3,515,098	52,164

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Reinsurance Group of America Inc.	249,591	46,751
East West Bancorp Inc.	523,477	44,783
Assurant Inc.	194,335	37,456
Blue Owl Capital Inc. Class A	1,991,738	36,907
First Horizon Corp.	1,976,530	35,736
American Financial Group Inc.	272,295	34,489
Ally Financial Inc.	1,042,750	34,056
Old Republic International Corp.	879,588	33,073
Houlihan Lokey Inc. Class A	201,643	32,682
Stifel Financial Corp.	376,893	32,296
Carlyle Group Inc.	830,901	32,106
SouthState Corp.	368,426	31,972
Corebridge Financial Inc.	1,078,238	31,948
Jefferies Financial Group Inc.	662,582	30,962
Webster Financial Corp.	647,947	30,648
Commerce Bancshares Inc.	469,477	28,516
Western Alliance Bancorp	407,710	28,421
Axis Capital Holdings Ltd.	291,448	28,072
Evercore Inc. Class A	134,647	27,642
Comerica Inc.	503,454	27,061
Cullen/Frost Bankers Inc.	223,570	26,039
Popular Inc.	262,907	25,087
XP Inc. Class A	1,551,167	24,974
Zions Bancorp NA	549,372	24,705
Old National Bancorp	1,186,045	24,421
UMB Financial Corp.	257,027	24,307
MGIC Investment Corp.	952,111	23,717
RLI Corp.	314,819	23,300
Prosperity Bancshares Inc.	340,849	23,144
Synovus Financial Corp.	532,891	23,085
SLM Corp.	798,468	23,084
First American Financial Corp.	379,597	23,083
Hanover Insurance Group Inc.	135,617	22,526
Essent Group Ltd.	393,594	22,407
Franklin Resources Inc.	1,176,960	22,080
Voya Financial Inc.	365,708	21,650
Jackson Financial Inc. Class A	276,020	21,505
Lincoln National Corp.	646,748	20,612
OneMain Holdings Inc.	429,365	20,210
Cadence Bank	687,694	20,122
Selective Insurance Group Inc.	228,594	19,940
Home BancShares Inc.	703,080	19,510
FirstCash Holdings Inc.	144,982	19,422
Invesco Ltd.	1,390,520	19,370
Radian Group Inc.	562,424	17,964
Columbia Banking System Inc.	793,709	17,795
FNB Corp.	1,353,799	17,721
Glacier Bancorp Inc.	430,336	17,541
Bank OZK	404,644	17,238
United Bankshares Inc.	499,609	17,132
Hancock Whitney Corp.	325,818	16,972
First Financial Bankshares Inc.	491,568	16,472
Lazard Inc.	416,925	16,218
Assured Guaranty Ltd.	183,823	16,127
Janus Henderson Group plc	482,877	16,036
Piper Sandler Cos.	65,582	15,813
Valley National Bancorp	1,791,732	15,409
TPG Inc. Class A	324,059	15,053
CNO Financial Group Inc.	385,579	14,629
Moelis & Co. Class A	265,295	14,215
ServisFirst Bancshares Inc.	191,961	13,671
Associated Banc-Corp	615,439	13,577
Kemper Corp.	229,141	13,547
Atlantic Union Bankshares Corp.	485,509	13,449
StepStone Group Inc. Class A	249,894	12,497
International Bancshares Corp.	204,632	12,491
United Community Banks Inc.	449,198	12,402
First Bancorp	607,892	11,939
Virtu Financial Inc. Class A	303,388	11,878
Fulton Financial Corp.	681,887	11,374

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Renasant Corp.	348,781	11,185
First Hawaiian Inc.	481,924	11,017
Eastern Bankshares Inc.	724,503	10,810
Community Financial System Inc.	196,465	10,725
Cathay General Bancorp	254,845	10,624
Bank of Hawaii Corp.	146,702	9,698
WesBanco Inc.	322,416	9,602
Independent Bank Corp.	159,426	9,420
Walker & Dunlop Inc.	122,089	9,345
CVB Financial Corp.	497,634	9,226
BankUnited Inc.	280,052	9,161
BancFirst Corp.	75,705	8,920
Artisan Partners Asset Management Inc. Class A	239,555	8,859
Bread Financial Holdings Inc.	186,690	8,858
Victory Capital Holdings Inc. Class A	154,559	8,855
Simmons First National Corp. Class A	466,015	8,696
Towne Bank	263,927	8,696
WaFd Inc.	303,702	8,665
First Financial Bancorp	354,670	8,211
Park National Corp.	54,136	8,126
BOK Financial Corp.	85,791	7,993
First Interstate BancSystem Inc. Class A	302,391	7,921
Cohen & Steers Inc.	103,569	7,904
Banner Corp.	128,867	7,879
First Merchants Corp.	219,010	7,806
Provident Financial Services Inc.	473,030	7,744
Trustmark Corp.	228,540	7,668
Seacoast Banking Corp. of Florida	317,290	7,523
Pacific Premier Bancorp Inc.	365,345	7,431
NBT Bancorp Inc.	172,829	7,318
Stock Yards Bancorp Inc.	97,530	7,099
Bank of NT Butterfield & Son Ltd.	166,718	6,699
Horace Mann Educators Corp.	154,440	6,415
City Holding Co.	54,480	6,313
Northwest Bancshares Inc.	479,087	5,917
First Commonwealth Financial Corp.	379,881	5,820
Mercury General Corp.	100,585	5,574
S&T Bancorp Inc.	143,189	5,218
Hilltop Holdings Inc.	174,817	5,162
Westamerica Bancorp	96,483	4,673
Hope Bancorp Inc.	457,429	4,561
Employers Holdings Inc.	92,764	4,507
WisdomTree Inc.	504,118	4,386
Safety Insurance Group Inc.	55,203	4,223
1st Source Corp.	68,923	4,132
CNA Financial Corp.	83,968	4,044
Berkshire Hills Bancorp Inc.	161,215	4,003
Virtus Investment Partners Inc.	25,023	3,843
Cannae Holdings Inc.	211,936	3,753
Navient Corp.	288,093	3,567
TFS Financial Corp.	197,403	2,558
F&G Annuities & Life Inc.	69,788	2,429
Republic Bancorp Inc. Class A	30,552	2,073
		14,539,305
Health Care (13.6%)
UnitedHealth Group Inc.	3,495,643	1,438,247
Johnson & Johnson	9,169,246	1,433,245
AbbVie Inc.	6,734,307	1,313,863
Abbott Laboratories	6,574,551	859,623
Merck & Co. Inc.	9,637,758	821,137
Amgen Inc.	1,868,208	543,499
Pfizer Inc.	21,542,999	525,865
Gilead Sciences Inc.	4,743,930	505,418
Medtronic plc	4,877,915	413,452
Bristol-Myers Squibb Co.	7,708,927	386,988
Elevance Health Inc.	883,632	371,638
Cigna Group	1,022,337	347,636
Becton Dickinson & Co.	1,099,205	227,634
Cardinal Health Inc.	925,396	130,749

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Quest Diagnostics Inc.	422,104	75,227
	Baxter International Inc.	1,937,274	60,385
	Royalty Pharma plc Class A	1,465,978	48,113
	Viatris Inc.	4,517,540	38,038
	Perrigo Co. plc	516,769	13,291
	Organon & Co.	983,924	12,722
	DENTSPLY SIRONA Inc.	758,705	10,546
	Select Medical Holdings Corp.	412,599	7,526
	Premier Inc. Class A	367,205	7,473
			9,592,315
Industrials (13.2%)
	Accenture plc Class A	2,385,026	713,481
	RTX Corp.	5,055,185	637,611
	Caterpillar Inc.	1,834,638	567,399
	Honeywell International Inc.	2,476,890	521,385
	Union Pacific Corp.	2,318,596	500,028
	Automatic Data Processing Inc.	1,563,058	469,855
	Eaton Corp. plc	1,500,067	441,575
	Lockheed Martin Corp.	801,578	382,954
	3M Co.	2,066,946	287,119
	General Dynamics Corp.	1,037,690	282,376
	Illinois Tool Works Inc.	1,112,404	266,877
	United Parcel Service Inc. Class B	2,767,669	263,759
	Northrop Grumman Corp.	518,957	252,473
	Emerson Electric Co.	2,171,884	228,287
	Johnson Controls International plc	2,506,676	210,310
	Norfolk Southern Corp.	858,686	192,389
	Paychex Inc.	1,222,269	179,820
	FedEx Corp.	842,865	177,280
	PACCAR Inc.	1,954,445	176,311
	Fidelity National Information Services Inc.	2,047,727	161,525
	L3Harris Technologies Inc.	719,130	158,223
	Cummins Inc.	519,082	152,527
	Otis Worldwide Corp.	1,515,843	145,930
	Ferguson Enterprises Inc.	759,608	128,875
	Rockwell Automation Inc.	429,563	106,394
	DuPont de Nemours Inc.	1,587,852	104,782
	PPG Industries Inc.	878,439	95,627
	Dow Inc.	2,667,274	81,592
[1]	Amcor plc	8,610,815	79,220
	Synchrony Financial	1,477,199	76,741
	Hubbell Inc. Class B	203,456	73,891
	Packaging Corp. of America	336,439	62,446
	Snap-on Inc.	196,631	61,705
	Watsco Inc.	131,363	60,406
	Booz Allen Hamilton Holding Corp.	478,626	57,445
	RPM International Inc.	482,279	51,483
	Masco Corp.	817,705	49,561
	Owens Corning	324,094	47,127
	FTAI Aviation Ltd.	383,339	41,059
	CH Robinson Worldwide Inc.	442,350	39,466
	CNH Industrial NV	3,314,779	38,352
	Stanley Black & Decker Inc.	583,955	35,049
	nVent Electric plc	626,823	34,419
	Huntington Ingalls Industries Inc.	148,036	34,099
	A O Smith Corp.	450,236	30,553
	Graphic Packaging Holding Co.	1,128,692	28,567
	Toro Co.	384,612	26,261
	Flowserve Corp.	498,933	22,567
	Ryder System Inc.	157,919	21,741
	Oshkosh Corp.	247,924	20,766
	AGCO Corp.	236,658	20,076
	GATX Corp.	134,682	19,658
	Air Lease Corp. Class A	396,911	18,560
	Robert Half Inc.	384,767	17,045
	Sonoco Products Co.	373,101	15,297
	Sealed Air Corp.	554,521	15,283
	Installed Building Products Inc.	89,294	14,808
	Maximus Inc.	214,845	14,386

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Boise Cascade Co.	144,464	13,476
	MSC Industrial Direct Co. Inc. Class A	174,900	13,376
	Western Union Co.	1,290,221	12,786
	Otter Tail Corp.	155,308	12,328
	Sensata Technologies Holding plc	566,930	12,132
	Korn Ferry	192,710	11,890
	Herc Holdings Inc.	105,947	11,595
	Brunswick Corp.	250,410	11,531
	ABM Industries Inc.	233,304	11,371
	ADT Inc.	1,407,358	11,287
	H&E Equipment Services Inc.	121,462	10,909
	McGrath RentCorp	91,632	9,774
	Patrick Industries Inc.	121,792	9,376
	Terex Corp.	251,132	8,840
	Insperity Inc.	135,141	8,786
	Crane NXT Co.	185,409	8,699
	Trinity Industries Inc.	306,904	7,703
	ManpowerGroup Inc.	177,419	7,641
	Scorpio Tankers Inc.	168,056	6,334
	Werner Enterprises Inc.	232,623	5,736
	Kennametal Inc.	292,472	5,697
[1]	Star Bulk Carriers Corp.	377,572	5,565
[1]	ZIM Integrated Shipping Services Ltd.	359,207	5,514
	Hillenbrand Inc.	263,772	5,336
	Tennant Co.	71,215	5,139
	Greif Inc. Class A	93,820	4,924
	Greenbrier Cos. Inc.	115,207	4,887
	SFL Corp. Ltd. Class B	494,797	4,067
	Apogee Enterprises Inc.	82,084	3,256
	Deluxe Corp.	166,322	2,428
	Ardagh Metal Packaging SA	557,194	2,067
			9,269,251
Real Estate (0.0%)
	HA Sustainable Infrastructure Capital Inc.	443,405	11,076
	Newmark Group Inc. Class A	494,400	5,433
	eXp World Holdings Inc.	307,946	2,821
	Kennedy-Wilson Holdings Inc.	427,484	2,736
			22,066
Technology (9.9%)
	Broadcom Inc.	17,482,712	3,364,899
	International Business Machines Corp.	3,487,024	843,232
	QUALCOMM Inc.	4,244,824	630,187
	Texas Instruments Inc.	3,459,792	553,740
	Analog Devices Inc.	1,883,409	367,114
	NXP Semiconductors NV	972,135	179,174
	TE Connectivity plc	1,163,741	170,348
	Corning Inc.	2,912,272	129,247
	Dell Technologies Inc. Class C	1,044,616	95,854
	Microchip Technology Inc.	2,013,941	92,802
	HP Inc.	3,561,523	91,068
	Hewlett Packard Enterprise Co.	4,986,092	80,874
	NetApp Inc.	770,606	69,162
	Seagate Technology Holdings plc	737,054	67,094
	Gen Digital Inc.	2,064,687	53,414
	Skyworks Solutions Inc.	610,012	39,212
	Amdocs Ltd.	421,076	37,299
	Avnet Inc.	325,665	15,303
	Dun & Bradstreet Holdings Inc.	1,144,260	10,264
[1]	Concentrix Corp.	175,993	8,986
	Clear Secure Inc. Class A	334,063	8,245
	Amkor Technology Inc.	426,788	7,447
	CSG Systems International Inc.	108,539	6,526
	Kulicke & Soffa Industries Inc.	196,318	6,327
	Vishay Intertechnology Inc.	470,088	6,106
	Benchmark Electronics Inc.	134,021	4,360
	Xerox Holdings Corp.	456,838	2,015
	Shutterstock Inc.	93,572	1,493
			6,941,792

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Telecommunications (4.1%)
Cisco Systems Inc.	15,172,724	875,921
AT&T Inc.	27,297,053	756,128
Verizon Communications Inc.	16,007,139	705,275
Comcast Corp. Class A	14,243,828	487,139
Juniper Networks Inc.	1,237,412	44,943
Telephone & Data Systems Inc.	373,173	13,990
Iridium Communications Inc.	431,307	10,407
Cogent Communications Holdings Inc.	169,102	9,191
Cable One Inc.	21,659	5,789
		2,908,783
Utilities (6.8%)
NextEra Energy Inc.	7,814,828	522,656
Southern Co.	4,162,352	382,478
Duke Energy Corp.	2,932,784	357,858
Waste Management Inc.	1,524,596	355,780
American Electric Power Co. Inc.	2,024,180	219,300
Sempra	2,406,596	178,738
Exelon Corp.	3,800,893	178,262
Dominion Energy Inc.	3,182,505	173,065
Xcel Energy Inc.	2,184,503	154,444
Public Service Enterprise Group Inc.	1,894,770	151,449
Consolidated Edison Inc.	1,315,772	148,353
Entergy Corp.	1,620,343	134,764
WEC Energy Group Inc.	1,201,802	131,621
American Water Works Co. Inc.	741,662	109,032
DTE Energy Co.	785,387	107,598
PPL Corp.	2,807,238	102,464
Ameren Corp.	1,011,725	100,404
CenterPoint Energy Inc.	2,452,392	95,104
Atmos Energy Corp.	588,552	94,539
FirstEnergy Corp.	2,187,942	93,819
NRG Energy Inc.	766,304	83,972
CMS Energy Corp.	1,130,021	83,226
Eversource Energy	1,394,610	82,951
Edison International	1,445,401	77,343
NiSource Inc.	1,775,530	69,441
Alliant Energy Corp.	973,549	59,425
Evergy Inc.	845,121	58,398
Pinnacle West Capital Corp.	430,538	40,979
Essential Utilities Inc.	956,649	39,347
OGE Energy Corp.	759,228	34,454
AES Corp.	2,693,554	26,936
UGI Corp.	816,417	26,770
National Fuel Gas Co.	340,213	26,122
IDACORP Inc.	201,815	23,832
New Jersey Resources Corp.	376,453	18,424
TXNM Energy Inc.	339,907	18,083
ONE Gas Inc.	212,875	16,713
Southwest Gas Holdings Inc.	230,144	16,619
Portland General Electric Co.	393,022	16,554
Black Hills Corp.	271,667	16,544
Spire Inc.	214,764	16,438
ALLETE Inc.	219,888	14,400
Northwestern Energy Group Inc.	232,004	13,510
MDU Resources Group Inc.	769,788	13,194
MGE Energy Inc.	136,884	12,377
Avista Corp.	297,791	12,349
American States Water Co.	142,129	11,528
California Water Service Group	223,789	11,335
Chesapeake Utilities Corp.	84,908	11,180
Clearway Energy Inc. Class C	311,370	9,136
SJW Group	125,596	7,126
Northwest Natural Holding Co.	150,329	6,479
Clearway Energy Inc. Class A	129,653	3,546
		4,770,459
Total Common Stocks (Cost $55,481,969)		70,320,308

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund, 4.350% (Cost $31,448)	314,526	31,450
Total Investments (99.9%) (Cost $55,513,417)		70,351,758
Other Assets and Liabilities—Net (0.1%)		71,489
Net Assets (100%)		70,423,247
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,293.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $25,216 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	134	37,433	1,399
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Amgen Inc.	8/29/25	BANA	52,964	(4.337)	—	(3,692)
Clorox Co.	8/29/25	BANA	15,167	(4.337)	—	(437)
					—	(4,129)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $55,481,969)	70,320,308
Affiliated Issuers (Cost $31,448)	31,450
Total Investments in Securities	70,351,758
Investment in Vanguard	2,002
Cash	2,658
Cash Collateral Pledged—Futures Contracts	2,943
Cash Collateral Pledged—Over-the-Counter Swap Contracts	4,650
Receivables for Investment Securities Sold	58
Receivables for Accrued Income	93,783
Receivables for Capital Shares Issued	4,585
Variation Margin Receivable—Futures Contracts	22
Total Assets	70,462,459
Liabilities
Payables for Investment Securities Purchased	2,766
Collateral for Securities on Loan	25,216
Payables for Capital Shares Redeemed	5,289
Payables to Vanguard	1,812
Unrealized Depreciation—Over-the-Counter Swap Contracts	4,129
Total Liabilities	39,212
Net Assets	70,423,247
1 Includes $24,293 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	58,024,991
Total Distributable Earnings (Loss)	12,398,256
Net Assets	70,423,247

ETF Shares—Net Assets
Applicable to 456,865,170 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	56,836,763
Net Asset Value Per Share—ETF Shares	$124.41

Admiral™ Shares—Net Assets
Applicable to 362,171,038 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,586,484
Net Asset Value Per Share—Admiral Shares	$37.51
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	1,046,841
Interest[2]	1,974
Securities Lending—Net	50
Total Income	1,048,865
Expenses
The Vanguard Group—Note B
Investment Advisory Services	776
Management and Administrative—ETF Shares	13,701
Management and Administrative—Admiral Shares	4,866
Marketing and Distribution—ETF Shares	1,381
Marketing and Distribution—Admiral Shares	387
Custodian Fees	309
Shareholders’ Reports and Proxy Fees—ETF Shares	1,774
Shareholders’ Reports and Proxy Fees—Admiral Shares	100
Trustees’ Fees and Expenses	19
Other Expenses	23
Total Expenses	23,336
Net Investment Income	1,025,529
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,203,166
Futures Contracts	(5,853)
Swap Contracts	(3,444)
Realized Net Gain (Loss)	2,193,869
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(4,112,974)
Futures Contracts	2,955
Swap Contracts	(728)
Change in Unrealized Appreciation (Depreciation)	(4,110,747)
Net Increase (Decrease) in Net Assets Resulting from Operations	(891,349)
1	Dividends are net of foreign withholding taxes of $624.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,841, $40, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,953,030 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,025,529	1,965,591
Realized Net Gain (Loss)	2,193,869	966,979
Change in Unrealized Appreciation (Depreciation)	(4,110,747)	14,501,035
Net Increase (Decrease) in Net Assets Resulting from Operations	(891,349)	17,433,605
Distributions
ETF Shares	(863,196)	(1,670,561)
Admiral Shares	(193,858)	(389,289)
Total Distributions	(1,057,054)	(2,059,850)
Capital Share Transactions
ETF Shares	(503,386)	522,425
Admiral Shares	215,676	(336,710)
Net Increase (Decrease) from Capital Share Transactions	(287,710)	185,715
Total Increase (Decrease)	(2,236,113)	15,559,470
Net Assets
Beginning of Period	72,659,360	57,099,890
End of Period	70,423,247	72,659,360
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$127.79	$100.48	$106.42	$108.42	$79.49	$89.60
Investment Operations
Net Investment Income[1]	1.800	3.491	3.435	3.232	3.010	2.950
Net Realized and Unrealized Gain (Loss) on Investments	(3.366)	27.449	(6.022)	(2.016)	28.887	(10.184)
Total from Investment Operations	(1.566)	30.940	(2.587)	1.216	31.897	(7.234)
Distributions
Dividends from Net Investment Income	(1.814)	(3.630)	(3.353)	(3.216)	(2.967)	(2.876)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.814)	(3.630)	(3.353)	(3.216)	(2.967)	(2.876)
Net Asset Value, End of Period	$124.41	$127.79	$100.48	$106.42	$108.42	$79.49
Total Return	-1.26%	31.15%	-2.54%	1.18%	40.55%	-8.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56,837	$58,925	$45,997	$48,689	$39,766	$26,279
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.96%	3.22%	3.01%	2.99%	3.53%
Portfolio Turnover Rate[3]	10%	13%	6%	9%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.53	$30.30	$32.09	$32.69	$23.97	$27.02
Investment Operations
Net Investment Income[1]	.538	1.045	1.030	.970	.902	.887
Net Realized and Unrealized Gain (Loss) on Investments	(1.015)	8.272	(1.815)	(.607)	8.707	(3.075)
Total from Investment Operations	(.477)	9.317	(.785)	.363	9.609	(2.188)
Distributions
Dividends from Net Investment Income	(.543)	(1.087)	(1.005)	(.963)	(.889)	(.862)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.543)	(1.087)	(1.005)	(.963)	(.889)	(.862)
Net Asset Value, End of Period	$37.51	$38.53	$30.30	$32.09	$32.69	$23.97
Total Return[2]	-1.27%	31.11%	-2.56%	1.19%	40.50%	-8.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,586	$13,734	$11,103	$12,199	$11,418	$7,665
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]	0.08%[3]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.94%	3.20%	2.99%	2.97%	3.52%
Portfolio Turnover Rate[4]	10%	13%	6%	9%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

High Dividend Yield Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $2,002,000, representing less than 0.01% of the fund’s net assets and 0.80% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

High Dividend Yield Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	70,320,308	—	—	70,320,308
Temporary Cash Investments	31,450	—	—	31,450
Total	70,351,758	—	—	70,351,758

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,399	—	—	1,399
Liabilities
Swap Contracts	—	(4,129)	—	(4,129)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	55,600,151
Gross Unrealized Appreciation	17,980,877
Gross Unrealized Depreciation	(3,232,000)
Net Unrealized Appreciation (Depreciation)	14,748,877
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $4,691,257,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended April 30, 2025, the fund purchased $7,670,159,000 of investment securities and sold $7,367,148,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,644,904,000 and $6,129,579,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $885,104,000 and sales were $956,203,000, resulting in net realized loss of $120,051,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,714,877	44,109	5,332,948	44,898
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,218,263)	(48,350)	(4,810,523)	(41,575)
Net Increase (Decrease)—ETF Shares	(503,386)	(4,241)	522,425	3,323

High Dividend Yield Index Fund
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,088,253	28,192	1,195,383	33,576
Issued in Lieu of Cash Distributions	153,357	3,983	306,474	8,653
Redeemed	(1,025,934)	(26,420)	(1,838,567)	(52,285)
Net Increase (Decrease)—Admiral Shares	215,676	5,755	(336,710)	(10,056)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6232 062025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Whitehall Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	78,283,461,934	967,758,519	N/A	N/A
Mark Loughridge	77,645,029,894	1,606,190,558	N/A	N/A
Scott C. Malpass	77,745,731,639	1,505,488,814	N/A	N/A
John Murphy	78,341,600,711	909,619,742	N/A	N/A
Lubos Pastor	78,270,336,930	980,883,523	N/A	N/A
Rebecca Patterson	78,357,023,411	894,197,042	N/A	N/A
André F. Perold	78,038,946,056	1,212,274,397	N/A	N/A
Salim Ramji	78,011,916,458	1,239,303,995	N/A	N/A
Sarah Bloom Raskin	78,109,535,752	1,141,684,701	N/A	N/A
Grant Reid	78,330,964,197	920,256,256	N/A	N/A
David Thomas	78,248,994,516	1,002,225,937	N/A	N/A
Barbara Venneman	78,347,426,235	903,794,218	N/A	N/A
Peter F. Volanakis	77,658,923,572	1,592,296,880	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – High Dividend Yield Index Fund

The board of trustees of Vanguard High Dividend Yield Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Advice Select Global Value Fund

The board of trustees of Vanguard Advice Select Global Value Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined renewing the investment advisory arrangement was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, an investment management company founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management utilizes a bottom-up, fundamentally driven approach to invest in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. Wellington Management has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting their research-intensive approach. Wellington Management has managed the fund since its inception in 2021.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.

The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was below its peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Advice Select International Growth Fund

The board of trustees of Vanguard Advice Select International Growth Fund has renewed the fund’s investment advisory arrangement with Baillie Gifford Overseas Ltd. (Baillie Gifford). The board determined renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. The advisor utilizes fundamental research to make long-term investments in companies that have above average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised the fund since its inception in 2021.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.

The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below its peer group average.

The board did not consider the profitability of Baillie Gifford in determining whether to approve the advisory fee, because Baillie Gifford is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Baillie Gifford. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Advice Select Dividend Growth Fund

The board of trustees of Vanguard Advice Select Dividend Growth Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, an investment management company founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management seeks to invest in select companies with a history of paying a stable or growing dividend and the ability to continue increasing their dividend over the long-term. Utilizing fundamental research, Wellington Management focuses on a company’s ability to create value and the ability and willingness to distribute that value to shareholders in a sustainable manner. Valuation is also an important input to the investment process, as Wellington Management seeks to purchase these businesses when short-term dislocations have made the share price attractive. Wellington Management has managed the fund since its inception in 2021.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.

The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below its peer group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD WHITEHALL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.